SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2020	2021
Restricted cash	14,457	9,284
Less: Provision of restricted cash	—	(9,284)
Restricted cash, net	14,457	—

Schedule of property and equipment, net

Property and equipment, net is carried at cost less accumulated depreciation and any impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Server & network equipment	3 years
Computer equipment and application software	2-3 years
Furniture and vehicles	3-5 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets